Investments in affiliates (Details 1) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets	$ 10,545	$ 9,450
Total assets	22,120	19,363
Total liabilities	(5,640)	(4,557)
Total shareholders' equity	15,641	13,772
Blue Sky
Current assets	51,683	54,228
Non-current assets	10,909	13,167
Total assets	62,592	67,395
Total liabilities	(26,374)	(38,582)
Total shareholders' equity	$ 36,218	$ 28,813